Investment in Affiliates	12 Months Ended
Mar. 31, 2013
Investment in Affiliates

12. Investment in Affiliates

Investment in affiliates at March 31, 2012 and 2013 consists of the following:

	Millions of yen
	2012	2013
Shares	¥296,228	¥316,790
Loans	35,489	9,942

	¥331,717	¥326,732

Certain affiliates are listed on stock exchanges. The aggregate investment in and quoted market value of those affiliates amounted to ¥48,569 million and ¥58,213 million, respectively, as of March 31, 2012 and ¥67,835 million and ¥99,758 million, respectively, as of March 31, 2013.

In fiscal 2011, 2012 and 2013, the Company and its subsidiaries received dividends from affiliates of ¥2,875 million, ¥8,653 million and ¥10,221 million, respectively.

The balance of excess of cost over the underlying equity at acquisition dates of investment in affiliates amounted to ¥16,884 million and ¥25,556 million as of March 31, 2012 and 2013, respectively.

ORIX JREIT Inc. (“ORIX JREIT”), an equity method affiliate, entered into an asset management agreement with one of the Company’s subsidiaries and paid management fees of ¥1,555 million, ¥1,691 million and ¥1,743 million for fiscal 2011, 2012 and 2013, respectively.

In fiscal 2011, 2012 and 2013, certain subsidiaries sold to ORIX JREIT, office buildings and condominiums mainly under operating leases. As a result of the sales, the subsidiaries recognized gains of ¥3,905 million in earnings as gains on sales of real estate under operating leases for fiscal 2011. In fiscal 2012, the subsidiaries recognized gains of ¥989 million in earnings as gains on sales of real estate under operating leases and gains of ¥1,995 million as life insurance premiums and related investment income. In fiscal 2013, the subsidiaries recognized gains of ¥3,119 million in earnings as gains on sales of real estate under operating leases. The related intercompany profits have been eliminated based on the Company’s proportionate share.

During fiscal 2011, Monex Group issued 140,000 shares to a third party at ¥22,765 per share, amounting to ¥3,187 million. Monex Group also issued 65,685 shares for the purpose of the acquisition of Boom Group. As a result of these issuances, the ownership interest of the Company in Monex Group decreased from 22% to 21%. Because the issuance price per share issued by Monex Group was less than the average carrying amount per share of the Company, the Company was required to adjust the carrying amount of its investment by ¥710 million and recognized the loss in earnings as gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net.

During fiscal 2012, Monex Group acquired its shares from the market and canceled its own shares. As a result, the ownership interest of the Company in Monex Group increased from 21% to 22%. Additionally, the Company recognized ¥12,713 million of impairment losses because it was judged that the downward stock price movement of the Monex Group was other than temporary.

During fiscal 2013, the Company acquired 51% of the total number of outstanding shares of ORIX Credit, an equity method affiliate that operates a card loan business, from Sumitomo Mitsui Banking Corporation (“SMBC”), and ORIX Credit became a wholly-owned domestic subsidiary. As a result of this step acquisition of the interest in ORIX Credit, the Company remeasured its previously held equity interest to fair value, and recognized gains of ¥3,132 million in earnings as gains on sales of subsidiaries and affiliates and liquidation losses, net, based on ASC 805-10 (Business Combinations) for fiscal 2013. The remeasured fair value was calculated by reflecting the premium in the valuation that was based on the acquisition price paid to SMBC.

Companies comprising a significant portion of investment in affiliates were DAIKYO (31% of equity share), ORIX Credit (49% of equity share) and Monex Group (21% of equity share) as of March 31, 2011, DAIKYO (31% of equity share), ORIX Credit (49% of equity share) and Monex Group (22% of equity share) as of March 31, 2012 and DAIKYO (31% of equity share) as of March 31, 2013.

Combined and condensed information relating to the affiliates for fiscal 2011, 2012 and 2013 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2011	2012	2013
Operations:
Total revenues	¥850,947	¥945,635	¥827,740
Income before income taxes	108,175	74,223	97,301
Net income	92,763	51,940	64,699

Financial position:
Total assets	¥4,237,580	¥4,561,537	¥5,237,184
Total liabilities	3,174,222	3,508,038	4,031,673
Total equity	1,063,358	1,053,499	1,205,511

The Company and its subsidiaries had no significant transactions with these companies except as described above.